Lincoln Level Advantage 2® Advisory Index-Linked Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2025
This updating summary prospectus summarizes certain changes to key features of the Lincoln Level Advantage 2® Advisory Index-Linked Annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln Level Advantage 2® Advisory contract.
The prospectus for the Lincoln Level Advantage 2® Advisory Index-Linked Annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
●
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.
●
Effective May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”).
Summary of Investment Option Changes:
The following is a summary of changes to the list of Investment Options available under the Contract. Additional information is available in Appendix A – Investment Options Available Under The Contract.
Indexed Account Additions:
The following Indexed Accounts are currently available for all contract purchased on or after November 18, 2024, subject to state availability.
●
6-Year S&P 500® Price Return Index, Performance Cap with 15% Protection Level
●
6-Year S&P 500® Price Return Index, Performance Cap with 25% Protection Level
●
6-Year Russell 2000® Price Return Index, Performance Cap with 15% Protection Level
●
6-Year Russell 2000® Price Return Index, Performance Cap with 25% Protection Level
●
6-Year Capital Strength Net Fee IndexSM, Performance Cap with 15% Protection Level
●
6-Year Capital Strength Net Fee IndexSM, Performance Cap with 25% Protection Level
●
6-Year First Trust American Leadership IndexTM, Performance Cap with 15% Protection Level
●
6-Year First Trust American Leadership IndexTM, Performance Cap with 25% Protection Level
●
6-Year S&P 500® Price Return Index, Performance Cap with 10% Dual Plus

Important Information You Should Consider About the Lincoln Level Advantage 2® Advisory Index-linked Annuity Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
●If you remove Contract Value prior to the End Date of an Indexed
Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-
party advisory fee, or have to pay taxes, and tax penalties. Contract
Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term and upon a Secure Lock+® request.
●Fee Tables ●Examples ●Charges and Adjustments
Are There Transaction Charges?	No. The Contract does not impose any transaction charges.	●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees
Are There Ongoing Fees and Expenses?
Yes. While the Contract does not impose any ongoing fees and expenses, there is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various Crediting Methods. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●N/A ●Charges and Adjustments
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the Contract. Your investment in the Indexed Accounts is subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an Indexed Account with a 15% Protection Level or
15% Dual Rate, up to 80% of your investment in an Indexed
Account with a 20% Protection Level, up to 75% of your
investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a
30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
●Principal Risks of Investing in the Contract

	RISKS	Location in Prospectus
Is This a Short-Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed
Segment Ending Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed
Anniversary Date. If we do not hear from you by the end of the
Indexed Term, we will reallocate your Segment Ending Value into a new Indexed Segment with the same Crediting Method, Indexed
Term, Index and Protection Method if available. A new rate will apply based on the Indexed Segment you select, subject to the guaranteed minimum rates. If the same type of Indexed Segment is not
available, your Segment Ending Value will be moved to the 1-Year
S&P 500® Price Return Index with Performance Cap and 100%
Protection Level and will not be eligible for reallocation into another
Indexed Account until the next Indexed Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrender and Withdrawals ●Fee Tables ●Charges and Adjustments

	RISKS	Location in Prospectus
What are the Risks Associated With Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Indexed Accounts you choose.
Performance can vary depending on the performance of the Indexes linked to the Indexed Accounts.
●Each Indexed Account has its own unique risks and you should review the available Indexed Accounts before making an investment decision.
●The Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index
return is 12% and the Performance Cap is 10%, we will credit
10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index
return is 12%, and the Participation Rate is 90%, we will credit
10.8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the
Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and
the Index return is 12% and the Dual Performance Trigger Rate is
8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and
the Index return is 60% and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●The Protection Level will limit negative (downside) Index returns.
For example, if the Index return is -25% and the Protection Level is
10%, we will deduct 15% (the amount that exceeds the Protection
Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.
●Each Index is a “price return Index”, not a “total return Index”, and therefore does not reflect dividends paid on the underlying
securities.
●The ETF providers of ETFs that serve as Indexes for certain Indexed
Accounts deduct fees and costs when calculating performance.
●These factors may result in you earning less than the Index return.
●Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to
Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other
distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes:
●You cannot reallocate from an Indexed Account to another Indexed
Account except on an Indexed Anniversary if the Indexed Account is at the end of an Indexed Term. If you reallocate from an Indexed
Account on an Indexed Anniversary that is not the End Date of the
Indexed Term, any reallocation will be based on the Interim Value of the Indexed Account (or the value locked-in through previous exercise of Secure Lock+®).
●All Indexed Segments must begin on the Indexed Anniversary Date.
All future Indexed Terms must begin on the same Indexed
Anniversary Date. This means that after the initial Indexed Segment is created you can only make reallocations of Contract Value to the
Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed
Terms of the same Indexed Term length must have the same Start
Date.
●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or
change the features of an Index-Linked Option from one Indexed
Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). Therefore, an Indexed Account may not be available for you to reallocate your
Contract Value on an Indexed Anniversary Date.
●Each Index’s returns do not include any dividends or other
distributions declared by companies included in the Index and will cause the Index to underperform a direct investment in the
companies included in the Index.
●We have the right to substitute an alternative Index prior to the End
Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed
Segment, we will not change the Crediting Method or Protection
Method for the Indexed Term. We will attempt to choose a new
Index that has a similar investment objective and risk profile to the existing Index.
●Indexed Accounts
Are There any Restrictions on Contract Benefits?
Yes:
●Withdrawals will reduce the Death Benefit.
●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
●If you elect to pay third-party advisory fees out of your Contract
Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●The Contracts

	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
●Your financial professional may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the
professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else.)
●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
●Distribution of the Contracts ●Principal Risks of Investing in the Contract
Should I Exchange My Contract?
●If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
●The Contracts - Replacement of Existing Insurance

Appendix A — Investment Options Available Under The Contract
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates.
Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details.
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15% Protection Level	1.0% Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20% Protection Level	1.0% Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	100% Protection Level[3]	0.10% Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Cap
Capital Strength Net Fee IndexSM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Cap
Capital Strength Net Fee IndexSM 1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.0% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.0% Performance Cap
MSCI EAFEE Index[1]	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15% Protection Level	1.0% Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15% Protection Level	1.0% Performance Cap
S&P 500® Price Return Index[1] This Index is available for all contracts issued on or after November, 18, 2024, subject to state availability.	Market Index	6-Year	Point-to-Point	15% Protection Level	10.0% Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20% Protection Level	10.0% Performance Cap
S&P 500® Price Return Index[1] This Index is available for all contracts issued on or after November, 18, 2024, subject to state availability.	Market Index	6-Year	Point-to-Point	25% Protection Level	10.0% Performance Cap

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30% Protection Level	10.0% Performance Cap
Russell 2000® Price Return Index[1] This Index is available for all contracts issued on or after November, 18, 2024, subject to state availability.	Market Index	6-Year	Point-to-Point	15% Protection Level	10.0% Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20% Protection Level	10.0% Performance Cap
Russell 2000® Price Return Index[1] This Index is available for all contracts issued on or after November, 18, 2024, subject to state availability.	Market Index	6-Year	Point-to-Point	25% Protection Level	10.0% Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30% Protection Level	10.0% Performance Cap
Capital Strength Net Fee IndexSM 1 This Index is available for all contracts issued on or after November, 18, 2024, subject to state availability.	Market Index	6-Year	Point-to-Point	15% Protection Level	10.0% Performance Cap
Capital Strength Net Fee IndexSM 1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.0% Performance Cap
Capital Strength Net Fee IndexSM 1 This Index is available for all contracts issued on or after November, 18, 2024, subject to state availability.	Market Index	6-Year	Point-to-Point	25% Protection Level	10.0% Performance Cap
Capital Strength Net Fee IndexSM 1	Market Index	6-Year	Point-to-Point	30% Protection Level	10.0% Performance Cap
First Trust American Leadership IndexTM 1 This Index is available for all contracts issued on or after November, 18, 2024, subject to state availability.	Market Index	6-Year	Point-to-Point	15% Protection Level	10.0% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.0% Performance Cap
First Trust American Leadership IndexTM 1 This Index is available for all contracts issued on or after November, 18, 2024, subject to state availability.	Market Index	6-Year	Point-to-Point	25% Protection Level	10.0% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	6-Year	Point-to-Point	30% Protection Level	10.0% Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10% Protection	15.0% Participation Rate
Capital Strength Net Fee IndexSM 1	Market Index	3-Year	Point-to-Point	10% Protection	15.0% Participation Rate
First Trust American Leadership IndexTM 1	Market Index	3-Year	Point-to-Point	10% Protection	15.0% Participation Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10% Protection	15.0% Participation Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10% Protection	15.0% Participation Rate

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Rate
Capital Strength Net Fee IndexSM 1	Market Index	6-Year	Point-to-Point	10% Protection	15.0% Participation Rate
First Trust American Leadership IndexTM 1	Market Index	6-Year	Point-to-Point	10% Protection	15.0% Participation Rate
MSCI EAFE Index[1]	Market Index	6-Year	Point-to-Point	10% Protection	15.0% Participation Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15% Protection Level	1.0% Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20% Protection Level	1.0% Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15% Protection Level	1.0% Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10% Protection Level	1.0% Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15% Protection Level	1.0% Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Dual Performance Trigger Rate
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.0% Dual Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10% Protection Level	1.0% Dual Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10% Protection Level	1.0% Dual Performance Trigger Rate
S&P 500® Price Return Index[1] This Index is available for all contracts issued on or after November, 18, 2024, subject to state availability.	Market Index	6-Year	Point-to-Point	10% Dual Plus	10.0% Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.0% Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.0% Performance Cap
Capital Strength Net Fee IndexSM 1	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.0% Performance Cap

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Rate
First Trust American Leadership IndexTM 1	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.0% Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10% Protection Level	1.0% Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10% Protection Level	1.0% Performance Cap
1 The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
2 The ETF provider deducts fees and costs when calculating performance. This will reduce the ETF return and may cause the ETF to underperform a direct investment in the securities composing the ETF.
3 This Indexed Account provides total protection from Index losses at the end of the Indexed Term.
The Capital Strength Net Fee IndexSM and the First Trust American Leadership IncomeTM deduct fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.
Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-year Indexed Account with a Performance Cap, Performance Trigger, or Dual Performance Trigger below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%). We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-267670
EDGAR Contract Identifier C000261544